Loans - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,019	$ 228
Current	327,303	109,396
Nonaccrual Loans	751	892
Total loans	329,073	110,516
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,006	228
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13
Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	284,930	92,345
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	268	59
Current	67,861	51,901
Nonaccrual Loans	40
Total loans	68,169	51,960
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	355
Current	191,660	32,541
Nonaccrual Loans	553	124
Total loans	192,568	32,665
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	192
Current	17,220	7,075
Nonaccrual Loans	158
Total loans	17,570	7,075
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11
Current	6,612	645
Total loans	6,623	645
Real Estate Mortgage Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	255	59
Real Estate Mortgage Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	355
Real Estate Mortgage Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	192
Real Estate Mortgage Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11
Real Estate Mortgage Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	193	167
Current	41,224	15,838
Nonaccrual Loans		768
Total loans	41,417	16,773
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	193	167
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Current	2,726	1,396
Total loans	$ 2,726	1,398
Consumer Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 2